Convertible Notes Payable	6 Months Ended
May 31, 2024
Convertible Notes Payable
Convertible Notes Payable

Note 8 - Convertible Notes Payable

In November 2023, the Company executed a series of 10% Convertible Notes payable to an institutional investor in the aggregate principal amount of $1,080,000. The maturity date is November 30, 2024. Each of the four notes being in the amount of $270,000 and containing an original issue discount of $20,000 and legal fees of $10,000. On November 28, 2023, the Company received the first tranche amounting to $270,000 less $20,000 OID and $10,000 legal fees with a net receipt of $240,000. At the periods ended May 31, 2024 and November 30, 2023, the net balance of the Convertible Note payable was $260,000 and $250,000, respectively. During the six months ended May 31, 2024, the Company recorded $13,500 interest expense and $10,000 OID amortization which was recorded as interest expense.